Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 103,096	$ 142,112
Net income	103,096	142,112
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	32,160	29,200
Provision for accounts receivable allowance	862	2,393
Deferred income taxes	732	(60,060)
Bonus plan compensation expense	3,994	4,323
Stock-based compensation expense	8,091	7,882
Amortization of deferred debt issuance costs	553	552
Decrease in fair value of call options	159	487
Reclassifications to noncontingent consideration from acquisitions	62	272
Foreign currency remeasurement loss (gain)	5,311	(1,645)
Equity in loss of joint venture, net of tax	1,275
Changes in assets and liabilities, net of effect from acquisitions:
Accounts receivable, net	(21,152)	(41,787)
Prepaid and other assets	(668)	2,831
Accounts payable, accruals and other liabilities	41,880	37,249
Increase in contract with customer, liability	(268)	21,247
Income taxes payable	(5,314)	16,409
Net cash provided by operating activities	170,773	161,465
Cash flows from investing activities:
Purchases of property and equipment and investment in capitalized software	(15,804)	(18,616)
Capitalization of costs to translate software products into foreign languages	(835)	(877)
Acquisitions, net of cash acquired of $7,774 and $2,523, respectively	(34,054)	(135,264)
Investment in joint venture	(3,000)
Net cash used in investing activities	(53,693)	(154,757)
Cash flows from financing activities:
Proceeds from credit facilities	191,250	148,250
Payments of credit facilities	(216,250)	(159,500)
Payments of acquisition debt and other consideration	(11,029)	(9)
Payments of dividends	(24,989)	(20,059)
Payments for shares acquired including shares withheld for taxes	(24,166)	(46,451)
Proceeds from Common Stock Purchase Agreement	4,510	16,220
Net proceeds from exercise of common stock options and restricted stock	3,626	2,732
Net cash used in financing activities	(77,048)	(58,799)
Effect of exchange rate changes on cash and cash equivalents	(114)	(1,193)
Increase in cash and cash equivalents	39,918	(53,284)
Cash and cash equivalents, beginning of year	81,183	134,467
Cash and cash equivalents, end of period	121,101	81,183
Supplemental information:
Cash paid for income taxes	27,907	25,782
Income tax refunds	1,752	7,285
Interest paid	9,221	8,863
Non-cash contingent acquisition consideration	$ 4,498	13,456
Non-cash deferred acquisition consideration		$ 690